Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2020

NFY-QTLY-0620
1.800351.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2019 A, 5% 10/1/22 (a)	1,000	987
New York - 93.1%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,358
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$675
5% 7/1/25	455	525
5% 7/1/26	450	515
5% 7/1/27	540	617
5% 7/1/28	360	410
5% 7/1/29	300	340
5% 7/1/30	575	648
5% 7/1/40	1,000	1,091
5.25% 7/1/35	1,000	1,113
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
5% 7/1/24	400	464
5% 7/1/25	250	298
5% 7/1/26	500	587
5% 7/1/29	500	586
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	731
5% 7/1/32	1,500	1,731
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017, 5% 7/1/31	3,315	3,981
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	3,700	4,178
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	855
5% 7/1/29	1,400	1,587
5% 7/1/30	1,250	1,409
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,758
5% 7/1/34	3,000	3,479
Series 2016 A:
5% 7/1/36	8,000	9,300
5% 7/1/39	6,185	7,090
5% 7/1/41	2,500	2,781
5% 7/1/46	8,000	8,833
5% 7/1/50	6,280	6,916
Series 2017, 5% 12/1/32 (b)	4,000	4,419
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B:
5% 7/1/26	1,400	1,615
5% 7/1/46	9,025	9,744
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	629
5% 7/1/27	350	399
5% 7/1/28	500	569
5% 7/1/29	725	821
5% 7/1/31	2,610	2,932
5% 7/1/32	2,660	2,962
5% 7/1/33	2,770	3,074
5% 7/1/34	2,935	3,250
5% 7/1/35	3,000	3,312
5% 7/1/36	1,000	1,101
5% 7/1/40	8,500	9,295
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	928
5% 7/1/30	1,100	1,195
5% 7/1/35	855	900
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,285
5% 7/1/36	1,430	1,664
5% 7/1/37	1,705	1,977
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	751
5% 9/1/30	625	778
5% 9/1/31	1,050	1,299
Series 2017 D:
5% 9/1/29	325	407
5% 9/1/30	400	498
5% 9/1/33	525	642
5% 9/1/34	850	1,036
5% 9/1/35	1,300	1,578
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	327
5% 9/15/28	275	326
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,348
5% 10/15/33 (FSA Insured)	300	337
Hempstead Local Dev. Corp. Rev. (Molloy College Proj.) Series 2017:
5% 7/1/32	740	797
5% 7/1/33	475	509
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47	6,240	6,421
Series 2012 A, 5.75% 2/15/47	8,430	8,705
Series 2017 A:
5% 2/15/32	4,000	4,726
5% 2/15/33	10,000	11,731
5% 2/15/34	6,130	7,162
5% 2/15/36	4,750	5,507
5% 2/15/37	2,505	2,894
5% 2/15/42	14,600	16,690
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	5,625	7,010
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (c)	7,025	6,800
Series 2012 A, 5% 9/1/42	2,320	2,476
Series 2012 B, 5% 9/1/27	10,000	10,757
Series 2014 A, 5% 9/1/35	5,000	5,622
Series 2016 B, 5% 9/1/36	3,500	3,999
Series 2017:
5% 9/1/29	500	598
5% 9/1/30	750	892
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	591
5% 7/1/30	1,125	1,302
5% 7/1/32	1,250	1,434
5% 7/1/33	1,000	1,143
5% 7/1/35	1,000	1,138
5% 7/1/40	4,000	4,506
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/24	750	851
5% 5/1/25	750	872
5% 5/1/26	1,200	1,403
5% 5/1/27	700	818
5% 5/1/29	1,750	2,035
5% 5/1/30	1,000	1,158
5% 5/1/31	1,205	1,389
Series 2018:
5% 5/1/30	8,500	10,366
5% 5/1/32	5,000	6,007
5% 5/1/34	3,000	3,566
Monroe County Indl. Dev. Corp.:
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	3,595
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,797
5% 12/1/34	760	849
5% 12/1/35	700	779
5% 12/1/36	700	777
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,179
5% 7/1/31	1,200	1,412
5% 7/1/32	1,250	1,469
Series 2017 A:
5% 7/1/31	1,650	2,035
5% 7/1/32	1,215	1,489
5% 7/1/34	1,310	1,588
Series 2017 C:
4% 7/1/32	1,680	1,855
5% 7/1/30	1,040	1,290
5% 7/1/31	800	986
Series 2017 D:
5% 7/1/30	1,000	1,240
5% 7/1/31	825	1,017
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,105
5% 11/15/56	9,000	9,615
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,563
5% 4/1/29	14,040	15,559
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011, 5% 7/1/22	5,500	5,707
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	494
5% 7/1/26	1,500	1,678
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,011
5% 7/1/22	2,000	2,139
Series 2014 B:
5% 7/1/23	550	604
5% 7/1/27	1,000	1,116
Series 2014 C, 5% 7/1/26	3,000	3,355
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,235
Series 2018 F, 5% 4/1/45	10,760	12,331
Series 2019 D:
5% 12/1/41	4,305	5,015
5% 12/1/44	9,810	11,355
Series B:
5% 10/1/42	2,000	2,354
5% 10/1/43	3,000	3,522
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,828
Series 2013 2, 5% 6/15/47	12,540	13,614
Series 2014 BB, 5% 6/15/46	9,785	10,617
Series 2014 CC, 5% 6/15/47	6,200	6,878
Series 2014 DD, 5% 6/15/35	10,000	11,224
Series 2015 AA, 5% 6/15/44	6,200	6,873
Series 2015 FF, 5% 6/15/32	2,000	2,307
Series 2017 EE, 5% 6/15/37	10,000	11,685
Series 2018 CC, 5% 6/15/48	7,070	8,100
Series 2019 DD, 5.25% 6/15/49	4,410	5,207
Series AA, 4% 6/15/40	3,500	3,856
Series BB, 5% 6/15/49	6,000	7,133
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,437
Series 2016 S1, 5% 7/15/33	2,165	2,456
Series 2016:
5% 7/15/32	15,000	17,090
5% 7/15/35	5,000	5,651
Series 2018 S4, 5.25% 7/15/36	8,095	9,632
New York City Transitional Fin. Auth. Rev.:
Series 2013 F, 5% 2/1/31	6,000	6,534
Series 2014 D1:
5% 2/1/31	4,300	4,782
5% 2/1/32	1,515	1,683
Series 2015 E1, 5% 2/1/41	8,000	9,007
Series 2017 A-1, 5% 5/1/34	1,065	1,230
Series 2017 B, 5% 8/1/34	2,640	3,064
Series 2017 E, 5% 2/1/33	5,290	6,174
Series 2017 E-1, 5% 2/1/34	4,500	5,229
Series 2017 F:
5% 5/1/33	5,000	5,856
5% 5/1/34	7,000	8,168
5% 5/1/35	11,795	13,704
5% 5/1/38	5,000	5,750
Series 2018 A2, 5% 8/1/39	5,000	5,769
Series 2018 B-1, 5% 8/1/34	3,000	3,514
Series 2018 C2, 5% 5/1/37	4,690	5,508
Series E, 5% 2/1/43	5,845	6,632
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,393
5% 11/15/30	2,000	2,143
5% 11/15/33	9,115	9,617
Series 2016 A, 5% 11/15/46	13,450	13,984
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,648
5% 10/1/30	3,355	3,938
Series 2016 G:
5% 10/1/29	2,415	2,943
5% 10/1/30	2,340	2,842
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,454
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,137
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (c)	6,525	6,838
Series 2019 B2, 5%, tender 5/1/24 (c)	3,000	3,304
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,627
5% 10/1/27 (FSA Insured)	1,000	1,160
5% 10/1/28 (FSA Insured)	1,000	1,151
Series 2015 A:
5% 7/1/28	5,000	5,649
5% 7/1/29	5,000	5,627
5% 10/1/29	785	929
5% 5/1/30	3,450	3,821
5% 7/1/30	10,120	11,863
5% 7/1/30	5,000	5,602
5% 10/1/30	535	631
5% 5/1/31	11,000	12,114
5% 7/1/31	15,000	16,744
5% 10/1/31	1,595	1,878
5% 10/1/32	1,550	1,824
Series 2015 B:
5% 7/1/28	1,300	1,510
5% 10/1/28	1,000	1,182
5% 7/1/29	1,400	1,624
5% 10/1/29	1,470	1,734
5% 7/1/30	1,400	1,622
5% 7/1/31	1,400	1,619
5% 7/1/32	1,450	1,674
5% 7/1/33	1,750	2,016
5% 10/1/33	1,010	1,183
5% 10/1/34	1,070	1,251
5% 7/1/40	2,545	2,907
Series 2015:
5% 12/1/20 (b)	1,200	1,218
5% 12/1/21 (b)	800	831
5% 12/1/23 (b)	700	757
5% 12/1/24 (b)	600	660
5% 12/1/27 (b)	1,200	1,322
Series 2016 A:
5% 7/1/31	1,200	1,371
5% 7/1/31	600	726
5% 7/1/32	800	963
5% 7/1/33	800	903
5% 7/1/33	1,800	2,161
5% 7/1/34	650	732
5% 7/1/35	500	561
5% 7/1/41	1,000	1,108
Series 2016 E, 5% 10/1/31	1,945	2,273
Series 2019 A:
4% 7/1/40	650	679
4% 7/1/45	2,750	2,794
5% 7/1/26	400	469
5% 7/1/27	390	466
5% 7/1/28	465	565
5% 7/1/29	750	919
5% 7/1/30	625	760
5% 7/1/32	640	765
5% 7/1/33	5,800	6,339
5% 7/1/34	550	646
5% 7/1/35	600	702
5% 7/1/36	500	578
5% 7/1/41	600	666
5% 7/1/42	8,500	10,309
Series 2019 B, 5% 7/1/50	3,000	3,634
Series 2019 C, 4% 7/1/49	2,000	2,193
Series 2020 A:
4% 9/1/50	11,420	10,669
5% 7/1/22	1,700	1,841
5% 7/1/24	1,000	1,149
5% 7/1/29	600	767
5% 7/1/40	1,265	1,528
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090	1,127
(Cornell Univ. Proj.) Series 2008 C, 5% 7/1/37	4,000	4,022
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,299
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,062
Series 2010 A, 5% 7/1/41	12,000	12,083
New York Dorm. Auth. Sales Tax Rev.:
(New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,135
Series 2014 A:
5% 3/15/36	8,180	9,089
5% 3/15/39	3,305	3,663
Series 2018 A:
5% 3/15/42	9,940	11,496
5% 3/15/43	9,940	11,476
Series 2018 C:
5% 3/15/35	18,870	22,280
5% 3/15/38	7,025	8,200
5% 3/15/43	6,185	7,141
Series 2018 E, 5% 3/15/48	10,755	12,422
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,190
Series 2017 E, 5% 6/15/42	5,000	5,847
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	7,480
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,555
Series 2016 B2, 5% 11/15/37	12,700	14,070
New York Metropolitan Trans. Auth. Rev.:
Series 2012 H:
5% 11/15/33	1,570	1,571
5% 11/15/42	3,110	3,112
Series 2013 A, 5% 11/15/43	2,535	2,537
Series 2013 E, 5% 11/15/43	15,375	15,389
Series 2014 A1, 5% 11/15/44	8,000	8,008
Series 2014 B, 5.25% 11/15/44	6,300	6,364
Series 2014 D, 5.25% 11/15/44	5,000	5,056
Series 2015 A1:
5% 11/15/40	5,000	5,007
5% 11/15/45	1,200	1,202
Series 2015 B, 5% 11/15/29	2,125	2,132
Series 2015 C, 5% 11/15/35	600	601
Series 2016 A1, 5% 11/15/46	31,830	31,876
Series 2016 B:
5% 11/15/34	1,490	1,492
5% 11/15/35	8,375	8,389
Series 2016 C1, 5% 11/15/32	730	732
Series 2016 D:
5% 11/15/31	665	667
5.25% 11/15/31	500	509
Series 2017 C-2:
0% 11/15/27	1,600	1,211
0% 11/15/29	15,820	10,858
0% 11/15/32	18,000	10,470
Series 2017 C1:
5% 11/15/27	620	623
5% 11/15/30	535	537
Series 2017 D:
5% 11/15/28	2,125	2,136
5% 11/15/32	925	928
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37 (Pre-Refunded to 2/15/37 @ 100)	5,400	6,229
Series 2019 A, 5% 3/15/46	7,500	8,773
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	15,366
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,687
Series 2019 I, 1.75% 5/1/24	5,700	5,712
Series 2019 N:
1.45% 5/1/23	5,000	4,998
1.5% 11/1/23	2,500	2,496
1.55% 5/1/24	4,125	4,113
Series 2019 O, 1.45% 5/1/23	2,000	2,001
New York State Mtg. Agcy. Homeowner Mtg.:
Series 221, 3.5% 10/1/32 (a)	6,505	6,758
Series 223, 3.5% 4/1/49	3,785	3,953
Series 226, 3.5% 10/1/50 (a)	13,450	14,075
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,360
5% 1/1/35	6,455	7,206
5% 1/1/41	9,320	10,263
5% 1/1/46	7,285	7,966
5% 1/1/51	23,625	25,761
Series 2018 L:
5% 1/1/28	1,250	1,510
5% 1/1/29	1,865	2,258
5% 1/1/30	1,000	1,202
Series 2019 B, 4% 1/1/45	5,000	5,148
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (a)	5,000	5,009
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (a)	4,000	4,129
5% 7/1/46 (a)	6,200	6,281
Series 2016 A, 5.25% 1/1/50 (a)	3,095	3,162
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	5,833
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,469
Series 2013 C, 5% 3/15/30	4,540	4,979
Series 2014 A, 5% 3/15/44	3,980	4,422
Series 2015 A, 5% 3/15/45	18,970	21,388
Series 2016, 5% 3/15/32	3,000	3,494
Series 2019 A, 5% 3/15/43	10,830	12,624
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,861
5% 6/15/24 (FSA Insured)	1,450	1,663
5% 6/15/25 (FSA Insured)	1,670	1,909
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/23 (a)	1,650	1,799
5% 4/1/24 (a)	1,165	1,301
5% 4/1/32 (a)	255	303
5% 4/1/33 (a)	650	766
5% 4/1/34 (a)	865	1,015
5% 4/1/36 (a)	1,150	1,335
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,083
4% 12/1/38 (FSA Insured)	1,000	1,079
4% 12/1/49 (FSA Insured)	11,305	11,949
5% 12/1/30 (FSA Insured)	755	927
5% 12/1/31 (FSA Insured)	540	658
(Utica College Proj.) Series 2019:
4% 7/1/39	1,875	1,682
5% 7/1/49	3,250	3,220
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	401
4% 7/1/37	275	257
4% 7/1/38	255	237
4% 7/1/39	325	300
4% 7/1/40	300	275
5% 7/1/21	200	209
5% 7/1/22	200	208
5% 7/1/23	210	222
5% 7/1/24	215	230
5% 7/1/25	235	254
5% 7/1/27	815	892
5% 7/1/28	855	939
5% 7/1/31	340	371
5% 7/1/32	265	286
5% 7/1/33	300	321
5% 7/1/34	300	320
5% 7/1/35	400	424
Onondaga County Ind. Dev. Agcy. Swr. Facilities Rev. (Bristol-Meyers Squibb Co. Proj.) 5.75% 3/1/24 (a)	9,655	11,045
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	10,802
4% 12/1/49	10,000	10,783
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/24 (FSA Insured)	1,600	1,820
Schenectady Cnt Re Co. Re (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,010
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,123
5% 7/1/26	1,280	1,432
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,141
5% 3/1/25	500	587
5% 3/1/26	500	591
5% 3/1/27	350	411
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,278
5% 6/1/29	3,000	3,391
5% 6/1/30	2,500	2,802
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	2,162
0% 11/15/28	2,500	2,099
Series 2015 A, 5.25% 11/15/45	10,820	12,318
Series 2017 B, 5% 11/15/36	5,000	5,790
Series 2019 A, 5% 11/15/49	10,000	11,666
Series B, 5% 11/15/31	8,280	10,721
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	5,848
5.125% 9/1/40	8,055	8,160
Series 2015:
5% 8/1/26	1,385	1,600
5% 8/1/27	1,600	1,835
5% 8/1/28	1,565	1,789
5% 8/1/32	1,000	1,122
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	351
5% 4/1/30	350	407
5% 4/1/31	335	388
5% 4/1/32	1,000	1,154
5% 4/1/34	1,045	1,199
5% 4/1/35	1,180	1,351
5% 4/1/40	1,400	1,591
5% 4/1/45	2,250	2,533
Yonkers Gen. Oblig.:
Series 2015 B, 5% 8/1/23 (FSA Insured)	300	333
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,858
5% 9/1/27 (FSA Insured)	3,755	4,407
5% 8/1/28 (FSA Insured)	2,060	2,410
5% 8/1/29 (FSA Insured)	1,500	1,751
5% 9/1/29 (FSA Insured)	4,150	4,854
5% 8/1/30 (FSA Insured)	1,500	1,749
5% 9/1/30 (FSA Insured)	4,365	5,099
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,699
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,267
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,857
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,246

TOTAL NEW YORK		1,538,838

New York And New Jersey - 4.6%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	30,520
Port Auth. of New York & New Jersey:
185th Series:
5% 9/1/26 (a)	10,150	11,457
5% 9/1/27 (a)	6,200	6,996
5% 9/1/28 (a)	7,350	8,209
85th Series, 5.375% 3/1/28	6,280	7,226
Series 202, 5% 10/15/36 (a)	5,455	6,070
Series 214, 4% 9/1/43 (a)	6,000	6,050

TOTAL NEW YORK AND NEW JERSEY		76,528

TOTAL MUNICIPAL BONDS
(Cost $1,607,281)		1,616,353

Municipal Notes - 0.5%
New York - 0.5%
New York City Gen. Oblig. Series 2104 1, 0.16% 5/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,350	$1,350
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2014 AA, 0.16% 5/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	700	700
New York City Transitional Fin. Auth. Rev. Series 2015 A3, 0.18% 5/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	290	290
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2008 A, 0.16% 5/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(c)	4,320	4,320
New York Mtg. Agcy. Rev. Series 135, 0.2% 5/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)(c)	1,650	1,650
New York St Mtg. Agcy. Homeowner 0.18% 5/1/20 (Liquidity Facility Bank of America NA), VRDN (a)(c)	400	400
TOTAL MUNICIPAL NOTES
(Cost $8,710)		8,710
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $1,615,991)		1,625,063
NET OTHER ASSETS (LIABILITIES) - 1.7%		28,291
NET ASSETS - 100%		$1,653,354

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,385,000 or 0.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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